Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 4,051	$ 5,295
Short Term Bank Deposits	5,217	5,000
Restricted short-term bank deposits	61	63
Other receivables and prepaid expenses	95	161
TOTAL CURRENT ASSETS	9,424	10,519
NON-CURRENT ASSETS:
Property and equipment, net	679	722
Right-of-use assets, net	131	166
Investments in a joint venture accounted for using the equity method	517	510
TOTAL NON-CURRENT ASSETS	1,327	1,398
TOTAL ASSETS	10,751	11,917
CURRENT LIABILITIES:
Current maturities of long-term loans from related party	985	941
Current maturities of other long-term loan	65	32
Accounts payable and accruals:
Trade	40	75
Other	925	733
Current maturities of lease liabilities	91	78
TOTAL CURRENT LIABILITIES	2,106	1,859
NON-CURRENT LIABILITIES:
Other long-term loan	69	96
Lease liabilities, net of current maturities	39	88
TOTAL NON-CURRENT LIABILITIES	108	184
TOTAL LIABILITIES	2,214	2,043
EQUITY:
Common shares	98	98
Share premium	23,121	23,121
Foreign currency translation reserve	(2,539)	(2,061)
Accumulated deficit	(12,143)	(11,284)
TOTAL EQUITY	8,537	9,874
TOTAL LIABILITIES AND EQUITY	$ 10,751	$ 11,917